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                           UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 12400 High Bluff Drive, Suite 600
         San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N. Sitlani
Title:    Director of Operations
Phone:    858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 2/11/05


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   12

Form 13F Information Table Value Total:   $3,816,417



List of Other Included Managers:
NONE








                                                      FORM 13F INFORMATION TABLE

                                TITLE               VALUE    SHARES/   SH/   PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN   CALL  DSCRETN  MANAGERS  SOLE        SHARED NONE
--------------------         --------- ---------  --------   --------  ---   ----  -------  --------  ----        ------ ----
ConAgra Foods, Inc.             COM    205887102  $316,334  10,741,400  SH          SOLE              10,741,400
Prudential Financial, Inc.      COM    744320102  $588,367  10,705,363  SH          SOLE              10,705,363
Prudential Financial, Inc.      COM    744320102  $149,458   2,719,400  SH          OTHER                                2,719,400
National Semiconductor Corp.    COM    637640103  $478,070  26,633,440  SH          SOLE              26,633,440
Mellon Financial Corp.          COM    58551A108  $330,262  10,615,940  SH          SOLE              10,615,940
Baxter International Inc.       COM    071813109  $382,895  11,085,555  SH          SOLE              11,085,555
CNF, Inc.                       COM    12612w104  $250,500   5,000,000  SH          SOLE               5,000,000
SPX Corp.                       COM    784635104  $170,541   4,257,145  SH          SOLE               4,257,145
Computer Associates Intl. Inc.  COM    204912109  $465,432  14,984,945  SH          SOLE              14,984,945
Sovereign Bancorp Inc.          COM    845905108  $201,221   8,923,340  SH          SOLE               8,923,340
Ceridian Corp.                  COM    156779100   $51,417   2,812,750  SH          SOLE               2,812,750
SPDR Trust Series 1             COM    78462F103  $431,918   3,573,412  SH          SOLE               3,573,412
